Investment In Millburn Multi-Markets Trading L.P.	12 Months Ended
Dec. 31, 2014
Millburn Multi-Markets Fund L.P. [Member]
Investment In Millburn Multi-Markets Trading L.P.
3.	INVESTMENT IN MILLBURN MULTI-MARKETS TRADINGL.P.

During the years ended December 31, 2014 and 2013, the Partnership invested substantially all of its assets in Millburn Multi-Markets TradingL.P. At December 31, 2014 and 2013, the Partnerships investment in the Master Fund represents 73.17% and 59.64%, respectively, of total partners capital of the Master Fund.

As the Partnerships sole investing activity during the years ended December 31, 2014 and 2013 consisted of its investment in the Master Fund, all amounts reflected in the Statements of Operations represent the Partnerships allocated amount of each item of income and expense from the Master Fund.

The Partnership may make additional contributions to or redemptions from its investment in the Master Fund on a monthly basis subject to approval of the General Partner of the Master Fund.

The General Partner of the Master Fund may have different management fee and profit share allocation agreements for the partners of the Partnership as disclosed in the Master Funds financial statements included in Section II of this annual report.

Millburn Multi-Markets Trading L.P. [Member]
Investment In Millburn Multi-Markets Trading L.P.
9.	INVESTORS IN MILLBURN MULTI-MARKETS TRADINGL.P.

The U.S. Feeder and Cayman Feeder invest substantially all of their assets in the Partnership, and the Cayman SPC Feeder invests approximately two-thirds of its assets in the Partnership. For the years ended December31, 2014 and 2013, respective ownership percentages of the Partnership are detailed below:

	2014	2013

U.S. Feeder	73.17%	59.64%
Cayman Feeder	5.51	3.60
Cayman SPC Feeder (1)	-	23.54

Total	78.68%	86.78%

(1) For the period January 1, 2014 , through September 30, 2014.

The remaining interests are held by direct investors in the Partnership.

The capital withdrawals payable at December 31, 2014 and 2013 were $1,739,879 and $8,971,204, respectively, detailed below. There were no redemptions payable to the Cayman SPC Feeder at December 31, 2014 and 2013.

	2014	2013
Direct investors (2)	$800,925	$1,509,279
U.S. Feeder	838,054	7,461,925
Cayman Feeder	100,900	-

Total	$1,739,879	$8,971,204

(2) Includes General Partner redemptions, of $300,000 and profit share of $500,925, totaling $800,925, at December 31, 2014, and $9,279, at December 31, 2013.